Financial results, net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Financial results, net
Interest income	$ 6,439	$ 47,250	$ 4,272
Total finance income	6,439	47,250	4,272
Interest expenses	(39,410)	(56,264)	(62,836)
Other finance costs	(5,941)	(12,116)	(9,040)
Total finance costs	(45,351)	(68,380)	(71,876)
Fair value gain of financial assets and liabilities at fair value through profit or loss, net	59,581	133,160	38,366
Exchange rate differences, net	13,904	20,894	35,028
(Loss) / gain from repurchase of non-convertible notes	383	(252)	1,030
(Loss) / gain from derivative financial instruments, net	104	(1,934)	239
Other financial results	(5,643)	(4,450)	(775)
Total other financial results	68,329	147,418	73,888
Inflation adjustment	11,342	(434)	74,193
Total financial results, net	$ 40,759	$ 125,854	$ 80,477